Related party balances and transactions (Details) - Schedule of related parties transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ochem [Member]
Related Party Transaction [Line Items]
Raw material purchased from Ochem			$ 30
Raw material sold to Ochem	167
Ochemate [Member]
Related Party Transaction [Line Items]
Raw material purchased from Ochemate			$ 2